Dividends and Restrictions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Restrictions On Dividends Loans And Advances Disclosure [Abstract]
Retained earnings legally available to pay dividends	$ 14,100,000
Proceeds from dividends received	$ 0	$ 0	$ 0